Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

December 14, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Schwab Fundamental Emerging Markets Large Company Index ETF

Schwab Fundamental International Large Company Index ETF

Schwab Fundamental International Small Company Index ETF

Schwab Fundamental U.S. Broad Market Index ETF

Schwab Fundamental U.S. Large Company Index ETF

Schwab Fundamental U.S. Small Company Index ETF

(the “Funds”) each a series of Schwab Strategic Trust (the “Registrant”)
(File Nos. 333-160595 and 811-22311)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated December 1, 2016 to the Funds’ prospectus, dated June 30, 2016. The purpose of this filing is to submit, in XBRL, the 497 dated December 1, 2016.

Any questions or comments on this filing should be directed to the undersigned at (720) 418-2441.

Respectfully,

/s/ Robin R. Nesbitt
Robin R. Nesbitt
Director and Corporate Counsel